Supplemental Condensed Combining Information	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

25. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition of the Company, on a consolidated basis at December 31, 2015 and December 31, 2014 and its results of operations and cash flows for the periods ended December 31, 2015, 2014 and 2013. The following combining financial information for the Company is at December 31, 2015 and December 31, 2014 and for the periods ended December 31, 2015, 2014 and 2013, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company’s other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the year ended December 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$1.870.515	$-	$17.938.856	$(3.071.789)	$16.737.582
Cost of revenue	-	-	1.192.256	-	13.279.090	(3.064.927)	11.406.419
Gross profit	-	-	678.259	-	4.659.766	(6.862)	5.331.163
Operating (income) expenses:
Selling, general and administrative(1)	-	183.650	255.184	190.544	2.256.333	(21.582)	2.864.129
Research and development	-	-	75.661	-	64.641	-	140.302
Operating income (loss)	-	(183.650)	347.414	(190.544)	2.338.792	14.720	2.326.732
Other (income) expense:
Interest, net	(6.993)	200.596	(3.706)	227.381	(25.829)	11	391.460
Other, net	-	(1.437.029)	208.835	(844.301)	-	2.072.495	-
Income (loss) before income taxes	6.993	1.052.783	142.285	426.376	2.364.621	(2.057.786)	1.935.272
Income tax expense (benefit)	2.584	23.338	120.728	(164.871)	880.073	(239.729)	622.123
Net income (loss)	4.409	1.029.445	21.557	591.247	1.484.548	(1.818.057)	1.313.149
Net income attributable to noncontrolling interests	-	-	-	-	283.704	-	283.704
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.409	$1.029.445	$21.557	$591.247	$1.200.844	$(1.818.057)	$1.029.445

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$2.211.756	$-	$17.159.641	$(3.539.784)	$15.831.613
Cost of revenue	-	-	1.395.295	-	12.929.889	(3.489.417)	10.835.767
Gross profit	-	-	816.461	-	4.229.752	(50.367)	4.995.846
Operating (income) expenses:
Selling, general and administrative(1)	-	234.170	198.789	147.203	2.046.499	(7.462)	2.619.199
Research and development	-	-	74.338	-	47.776	-	122.114
Operating income (loss)	-	(234.170)	543.334	(147.203)	2.135.477	(42.905)	2.254.533
Other (income) expense:
Interest, net	(6.930)	238.554	(5.029)	198.726	(14.181)	(13)	411.127
Other, net	-	(1.555.399)	382.870	(771.567)	-	1.944.096	-
Income (loss) before income taxes	6.930	1.082.675	165.493	425.638	2.149.658	(1.986.988)	1.843.406
Income tax expense (benefit)	2.524	37.409	150.268	(136.469)	832.919	(303.053)	583.598
Net income (loss)	4.406	1.045.266	15.225	562.107	1.316.739	(1.683.935)	1.259.808
Net income attributable to noncontrolling interests	-	-	-	-	214.542	-	214.542
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.406	$1.045.266	$15.225	$562.107	$1.102.197	$(1.683.935)	$1.045.266

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the year ended December 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$2.084.014	$-	$15.825.782	$(3.300.069)	$14.609.727
Cost of revenue	-	-	1.356.114	-	11.789.397	(3.274.181)	9.871.330
Gross profit	-	-	727.900	-	4.036.385	(25.888)	4.738.397
Operating (income) expenses:
Selling, general and administrative (1)	-	184.054	284.589	(48.563)	2.070.503	(134.187)	2.356.396
Research and development	-	-	72.638	-	53.336	(169)	125.805
Operating income (loss)	-	(184.054)	370.673	48.563	1.912.546	108.468	2.256.196
Other (income) expense:
Interest, net	(6.871)	210.759	5.922	176.643	22.108	-	408.561
Other, net	-	(1.545.184)	259.165	(816.954)	-	2.102.973	-
Income (loss) before income taxes	6.871	1.150.371	105.586	688.874	1.890.438	(1.994.505)	1.847.635
Income tax expense (benefit)	2.494	40.481	108.837	(50.528)	684.151	(193.423)	592.012
Net income (loss)	4.377	1.109.890	(3.251)	739.402	1.206.287	(1.801.082)	1.255.623
Net income attributable to noncontrolling interests	-	-	-	-	145.733	-	145.733
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.377	$1.109.890	$(3.251)	$739.402	$1.060.554	$(1.801.082)	$1.109.890

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the year ended December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.409	$1.029.445	$21.557	$591.247	$1.484.548	$(1.818.057)	$1.313.149
Gain (loss) related to cash flow hedges	-	40.358	-	-	19.773	-	60.131
Actuarial gain (loss) on defined benefit pension plans	-	2.228	53.574	21.765	6.360	-	83.927
Gain (loss) related to foreign currency translation	-	(46.797)	(63.961)	-	(259.870)	17.124	(353.504)
Income tax (expense) benefit related to components of other comprehensive income	-	(12.251)	(15.869)	(8.586)	(7.361)	-	(44.067)
Other comprehensive income (loss), net of tax	-	(16.462)	(26.256)	13.179	(241.098)	17.124	(253.513)
Total comprehensive income	$4.409	$1.012.983	$(4.699)	$604.426	$1.243.450	$(1.800.933)	$1.059.636
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	278.743	278.743
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.409	$1.012.983	$(4.699)	$604.426	$1.243.450	$(2.079.676)	$780.893

	For the year ended December 31, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.406	$1.045.266	$15.225	$562.107	$1.316.739	$(1.683.935)	$1.259.808
Gain (loss) related to cash flow hedges	-	46.374	-	-	(20.827)	-	25.547
Actuarial gain (loss) on defined benefit pension plans	-	(4.788)	(85.460)	(116.240)	(8.673)	-	(215.161)
Gain (loss) related to foreign currency translation	-	20.407	(85.635)	-	(375.504)	18.943	(421.789)
Income tax (expense) benefit related to components of other comprehensive income	-	(11.873)	25.288	45.857	8.889	-	68.161
Other comprehensive income (loss), net of tax	-	50.120	(145.807)	(70.383)	(396.115)	18.943	(543.242)
Total comprehensive income	$4.406	$1.095.386	$(130.582)	$491.724	$920.624	$(1.664.992)	$716.566
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	208.456	208.456
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.406	$1.095.386	$(130.582)	$491.724	$920.624	$(1.873.448)	$508.110

	For the year ended December 31, 2013
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4.377	$1.109.890	$(3.251)	$739.402	$1.206.287	$(1.801.082)	$1.255.623
Gain (loss) related to cash flow hedges	-	21.020	-	-	1.512	-	22.532
Actuarial gain (loss) on defined benefit pension plans	-	(971)	(15.150)	83.597	(2.487)	-	64.989
Gain (loss) related to foreign currency translation	-	(158.328)	32.934	-	(12.896)	23.851	(114.439)
Income tax (expense) benefit related to components of other comprehensive income	-	(6.317)	(4.418)	32.979	(55.844)	-	(33.600)
Other comprehensive income (loss), net of tax	-	(144.596)	13.366	116.576	(69.715)	23.851	(60.518)
Total comprehensive income	$4.377	$965.294	$10.115	$855.978	$1.136.572	$(1.777.231)	$1.195.105
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	143.689	143.689
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4.377	$965.294	$10.115	$855.978	$1.136.572	$(1.920.920)	$1.051.416

	At December 31, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$2	$448	$5.055	$-	$544.443	$(448)	$549.500
Trade accounts receivable, less allowance for doubtful accounts	-	-	144.105	-	3.140.355	736	3.285.196
Accounts receivable from related parties	1.266.557	985.449	682.359	2.434.976	4.002.451	(9.153.507)	218.285
Inventories	-	-	233.012	-	1.256.252	(148.513)	1.340.751
Prepaid expenses and other current assets	-	91.902	60.024	983	1.186.883	34.923	1.374.715
Deferred taxes	-	-	-	-	251.999	(35.872)	216.127
Total current assets	1.266.559	1.077.799	1.124.555	2.435.959	10.382.383	(9.302.681)	6.984.574

Property, plant and equipment, net	-	595	267.926	-	3.260.604	(103.551)	3.425.574
Intangible assets	-	1.653	51.593	-	777.319	(76)	830.489
Goodwill	-	-	49.599	-	12.983.151	-	13.032.750
Deferred taxes	-	94.071	37.920	-	124.471	(115.524)	140.938
Other assets and notes receivables (1)	-	13.950.467	43.452	13.256.088	6.372.300	(32.503.146)	1.119.161
Total assets	$1.266.559	$15.124.585	$1.575.045	$15.692.047	$33.900.228	$(42.024.978)	$25.533.486

Current liabilities:
Accounts payable	$-	$7.233	$22.914	$-	$597.681	$-	$627.828
Accounts payable to related parties	-	277.986	497.410	1.668.390	5.386.272	(7.677.035)	153.023
Accrued expenses and other current liabilities	29.771	61.216	118.047	15.527	2.285.939	(7.363)	2.503.137
Short-term borrowings	-	-	-	-	109.700	(448)	109.252
Short-term borrowings from related parties	-	1.757.402	-	-	-	(1.738.350)	19.052
Current portion of long-term debt and capital lease obligations	-	25.228	-	200.000	439.107	-	664.335
Income tax payable	-	20.898	-	-	51.921	-	72.819
Deferred taxes	-	2.679	10.294	-	64.782	(41.356)	36.399
Total current liabilities	29.771	2.152.642	648.665	1.883.917	8.935.402	(9.464.552)	4.185.845

Long term debt and capital lease obligations, less current portion	1.157.603	663.515	-	2.113.544	6.657.108	(2.738.283)	7.853.487
Long term borrowings from related parties	-	2.276.600	-	2.680.741	-	(4.957.341)	-
Other liabilities	-	117.444	1.612	488.142	(176.998)	35.425	465.625
Pension liabilities	-	15.342	315.171	-	284.589	(29.774)	585.328
Income tax payable	801	11.900	-	-	22.060	127.739	162.500
Deferred taxes	-	-	-	-	784.292	(27.959)	756.333
Total liabilities	1.188.175	5.237.443	965.448	7.166.344	16.506.453	(17.054.745)	14.009.118

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	1.028.368	-	1.028.368
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-
Total FMC-AG & Co. KGaA shareholders' equity	78.384	9.887.142	609.597	8.290.562	15.991.690	(24.970.233)	9.887.142
Noncontrolling interests not subject to put provisions	-	-	-	-	608.858	-	608.858
Total equity	78.384	9.887.142	609.597	8.290.562	16.600.548	(24.970.233)	10.496.000
Total liabilities and equity	$1.266.559	$15.124.585	$1.575.045	$15.692.047	$33.900.228	$(42.024.978)	$25.533.486

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$117	$5.722	$-	$628.015	$-	$633.855
Trade accounts receivable, less allowance for doubtful accounts	-	-	165.090	-	3.037.010	1.555	3.203.655
Accounts receivable from related parties	1.266.916	5.558.131	840.302	2.570.654	3.544.817	(13.587.595)	193.225
Inventories	-	-	231.127	-	1.038.591	(154.164)	1.115.554
Prepaid expenses and other current assets	-	70.348	43.387	183	1.182.301	30.350	1.326.569
Deferred taxes	-	-	-	-	290.064	(44.710)	245.354
Total current assets	1.266.917	5.628.596	1.285.628	2.570.837	9.720.798	(13.754.564)	6.718.212

Property, plant and equipment, net	-	566	260.662	-	3.147.750	(118.798)	3.290.180
Intangible assets	-	945	64.679	-	799.958	3.829	869.411
Goodwill	-	-	55.312	-	13.026.868	-	13.082.180
Deferred taxes	-	81.555	38.291	-	129.927	(108.721)	141.052
Other assets and notes receivables (1)	-	9.132.326	45.297	12.704.373	6.640.208	(27.242.258)	1.279.946
Total assets	$1.266.917	$14.843.988	$1.749.869	$15.275.210	$33.465.509	$(41.220.512)	$25.380.981

Current liabilities:
Accounts payable	$-	$1.844	$34.798	$-	$536.542	$-	$573.184
Accounts payable to related parties	-	39.749	587.677	1.662.032	10.237.608	(12.386.335)	140.731
Accrued expenses and other current liabilities	29.771	61.367	141.392	9.240	1.982.051	(26.576)	2.197.245
Short-term borrowings	-	1	-	-	132.692	-	132.693
Short-term borrowings from related parties	-	1.413.063	-	-	-	(1.407.706)	5.357
Current portion of long-term debt and capital lease obligations	-	55.391	-	200.000	58.216	-	313.607
Income tax payable	-	13.663	-	-	66.024	-	79.687
Deferred taxes	-	1.573	7.992	-	47.555	(22.333)	34.787
Total current liabilities	29.771	1.586.651	771.859	1.871.272	13.060.688	(13.842.950)	3.477.291

Long term debt and capital lease obligations, less current portion	1.162.534	826.038	-	2.321.039	7.760.886	(3.056.340)	9.014.157
Long term borrowings from related parties	-	2.891.256	-	2.833.854	72.505	(5.797.615)	-
Other liabilities	-	70.823	1.615	170.149	147.015	22.374	411.976
Pension liabilities	-	14.872	324.156	-	296.531	6.759	642.318
Income tax payable	637	11.035	-	-	48.370	117.559	177.601
Deferred taxes	-	-	-	-	831.050	(26.441)	804.609
Total liabilities	1.192.942	5.400.675	1.097.630	7.196.314	22.217.045	(22.576.654)	14.527.952

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	824.658	-	824.658
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-
Total FMC-AG & Co. KGaA shareholders' equity	73.975	9.443.313	652.239	7.843.755	10.073.889	(18.643.858)	9.443.313
Noncontrolling interests not subject to put provisions	-	-	-	-	585.058	-	585.058
Total equity	73.975	9.443.313	652.239	7.843.755	10.658.947	(18.643.858)	10.028.371
Total liabilities and equity	$1.266.917	$14.843.988	$1.749.869	$15.275.210	$33.465.509	$(41.220.512)	$25.380.981

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	For the year ended December 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.409	$1.029.445	$21.557	$591.247	$1.484.548	$(1.818.057)	$1.313.149
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(1.026.063)	-	(844.301)	-	1.870.364	-
Depreciation and amortization	-	611	52.242	-	698.483	(34.014)	717.322
Change in deferred taxes, net	-	(28.642)	(1.997)	-	(2.415)	(12.398)	(45.452)
(Gain) loss on sale of fixed assets and investments	-	(65.480)	880	-	(3.157)	65.439	(2.318)
(Gain) loss on investments	-	49.283	-	-	-	(49.283)	-
(Write Up) write-off loans from related parties	-	(6.306)	50.344	-	-	(44.038)	-
Compensation expense related to stock options	-	6.583	-	-	5.740	-	12.323
Investments in equity method investees, net	-	5.535	-	-	(23.311)	-	(17.776)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	1.307	-	(332.939)	672	(330.960)
Inventories	-	-	(26.250)	-	(283.906)	9.147	(301.009)
Prepaid expenses and other current and non-current assets	-	5.090	(33.404)	193.867	(117.604)	48	47.997
Accounts receivable from / payable to related parties	(12)	593.823	(90.143)	185.216	(621.180)	(40.796)	26.908
Accounts payable, accrued expenses and other current and non-current liabilities	-	18.756	20.310	4.370	505.793	(274)	548.955
Income tax payable	164	10.853	-	(164.871)	128.319	16.443	(9.092)
Net cash provided by (used in) operating activities	4.561	593.488	(5.154)	(34.472)	1.438.371	(36.747)	1.960.047

Investing Activities:
Purchases of property, plant and equipment	-	(341)	(80.824)	-	(904.256)	32.478	(952.943)
Proceeds from sale of property, plant and equipment	-	57	(555)	-	17.906	-	17.408
Disbursement of loans to related parties	-	(301.245)	-	312.278	-	(11.033)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(90.112)	(891)	-	(270.693)	44.886	(316.810)
Proceeds from divestitures	-	20.562	-	-	251.660	(20.562)	251.660
Net cash provided by (used in) investing activities	-	(371.079)	(82.270)	312.278	(905.383)	45.769	(1.000.685)

Financing Activities:
Short-term debt, net	-	14.534	87.346	-	(113.244)	(448)	(11.812)
Long-term debt and capital lease obligations, net	(4.560)	(50.839)	-	(277.806)	3.352	11.033	(318.820)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(290.750)	-	(290.750)
Proceeds from exercise of stock options	-	76.093	-	-	18.073	-	94.166
Dividends paid	-	(263.244)	-	-	(2.707)	2.707	(263.244)
Capital increase (decrease)	-	-	-	-	22.762	(22.762)	-
Distributions to noncontrolling interest	-	-	-	-	(284.474)	-	(284.474)
Contributions from noncontrolling interest	-	-	-	-	67.395	-	67.395
Net cash provided by (used in) financing activities	(4.560)	(223.456)	87.346	(277.806)	(579.593)	(9.470)	(1.007.539)

Effect of exchange rate changes on cash and cash equivalents	-	1.378	(589)	-	(36.967)	-	(36.178)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	331	(667)	-	(83.572)	(448)	(84.355)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$2	$448	$5.055	$-	$544.443	$(448)	$549.500

	For the year ended December 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.406	$1.045.266	$15.225	$562.107	$1.316.739	$(1.683.935)	$1.259.808
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	4.211.195	-	(771.567)	-	(3.439.628)	-
Depreciation and amortization	-	632	55.433	-	676.704	(33.441)	699.328
Change in deferred taxes, net	-	(18.444)	(2.212)	-	145.601	(11.155)	113.790
(Gain) loss on sale of fixed assets and investments	-	-	131	-	2.523	-	2.654
(Gain) loss on investments	-	13.862	986	-	-	(14.848)	-
(Write Up) write-off loans from related parties	-	67.629	7.371	-	-	(75.000)	-
Compensation expense related to stock options	-	6.307	-	-	2.200	-	8.507
Investments in equity method investees, net	-	42.087	-	-	(18.964)	-	23.123
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(33.760)	-	(123.932)	281	(157.411)
Inventories	-	-	24.166	-	(148.719)	38.795	(85.758)
Prepaid expenses and other current and non-current assets	-	20.961	10.742	149.106	(198.834)	(6.154)	(24.179)
Accounts receivable from / payable to related parties	(3)	(5.222.902)	6.481	(814.972)	948.813	5.077.605	(4.978)
Accounts payable, accrued expenses and other current and non-current liabilities	-	29.906	47.061	1.754	42.577	126	121.424
Income tax payable	(1.650)	(112.696)	-	(136.469)	146.271	9.628	(94.916)
Net cash provided by (used in) operating activities	2.753	83.803	131.624	(1.010.041)	2.790.979	(137.726)	1.861.392

Investing Activities:
Purchases of property, plant and equipment	-	(835)	(111.994)	-	(863.362)	44.564	(931.627)
Proceeds from sale of property, plant and equipment	-	-	454	-	11.219	-	11.673
Disbursement of loans to related parties	-	(163.172)	-	249.485	-	(86.313)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(273.204)	(15.168)	(1.800)	(1.773.964)	285.078	(1.779.058)
Proceeds from divestitures	-	-	-	-	8.257	-	8.257
Net cash provided by (used in) investing activities	-	(437.211)	(126.708)	247.685	(2.617.850)	243.329	(2.690.755)

Financing Activities:
Short-term debt, net	-	1.803	(2.982)	-	(28.172)	-	(29.351)
Long-term debt and capital lease obligations, net	(2.752)	540.825	-	762.356	(124.109)	86.313	1.262.633
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(9.500)	-	(9.500)
Proceeds from exercise of stock options	-	98.523	-	-	8.524	-	107.047
Proceeds from conversion of preference shares into ordinary shares	-	-	-	-	-	-	-
Purchase of treasury stock	-	-	-	-	-	-	-
Dividends paid	-	(317.903)	-	-	(20.387)	20.387	(317.903)
Capital increase (decrease)	-	-	-	-	218.371	(218.371)	-
Distributions to noncontrolling interest	-	-	-	-	(250.271)	-	(250.271)
Contributions from noncontrolling interest	-	-	-	-	42.356	-	42.356
Net cash provided by (used in) financing activities	(2.752)	323.248	(2.982)	762.356	(163.188)	(111.671)	805.011

Effect of exchange rate changes on cash and cash equivalents	-	30.264	(702)	-	(54.132)	-	(24.570)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	104	1.232	-	(44.191)	(6.068)	(48.922)
Cash and cash equivalents at beginning of period	0	13	4.490	-	672.206	6.068	682.777
Cash and cash equivalents at end of period	$1	$117	$5.722	$-	$628.015	$-	$633.855

	For the year ended December 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$4.377	$1.109.890	$(3.251)	$739.402	$1.206.287	$(1.801.082)	$1.255.623
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(924.138)	-	(816.954)	-	1.741.092	-
Depreciation and amortization	-	689	52.029	-	629.071	(33.564)	648.225
Change in deferred taxes, net	-	(34.548)	3.149	-	46.888	424	15.913
(Gain) loss on sale of fixed assets and investments	-	(43)	437	-	(33.378)	-	(32.984)
(Gain) loss on investments	-	-	(61)	-	-	61	-
(Write Up) write-off loans from related parties	-	91.593	-	-	-	(91.593)	-
Compensation expense related to stock options	-	13.593	-	-	-	-	13.593
Cash inflow (outflow) from hedging	-	(4.073)	-	-	-	-	(4.073)
Investments in equity method investees, net	-	22.945	-	-	(20.610)	-	2.335
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	14.851	-	(54.149)	(1.982)	(41.280)
Inventories	-	-	(4.162)	-	(70.848)	20.092	(54.918)
Prepaid expenses and other current and non-current assets	-	46.352	(11.519)	(44.179)	72.114	5.107	67.875
Accounts receivable from / payable to related parties	(8)	(334.000)	644.752	128.185	(559.991)	106.351	(14.711)
Accounts payable, accrued expenses and other current and non-current liabilities	-	11.469	21.203	6.246	181.426	(5.080)	215.264
Income tax payable	174	7.917	-	(50.528)	7.661	(1.281)	(36.057)
Net cash provided by (used in) operating activities	4.543	7.646	717.428	(37.828)	1.404.471	(61.455)	2.034.805

Investing Activities:
Purchases of property, plant and equipment	-	(320)	(76.096)	-	(712.213)	40.691	(747.938)
Proceeds from sale of property, plant and equipment	-	48	583	-	19.216	-	19.847
Disbursement of loans to related parties	-	911.133	-	141.347	-	(1.052.480)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(103.308)	(24.503)	(1.000)	(492.683)	125.769	(495.725)
Proceeds from divestitures	-	-	-	-	18.276	-	18.276
Net cash provided by (used in) investing activities	-	807.553	(100.016)	140.347	(1.167.404)	(886.020)	(1.205.540)

Financing Activities:
Short-term debt, net	-	20	(613.593)	-	597.859	-	(15.714)
Long-term debt and capital lease obligations, net	(4.544)	(140.374)	-	1.596.569	(2.680.352)	1.052.480	(176.221)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	189.250	-	189.250
Proceeds from exercise of stock options	-	102.419	-	-	8.881	-	111.300
Proceeds from conversion of preference shares into ordinary shares	-	34.784	-	-	-	-	34.784
Purchase of treasury stock	-	(505.014)	-	-	-	-	(505.014)
Dividends paid	-	(296.134)	-	(684.229)	681.345	2.884	(296.134)
Capital increase (decrease)	-	-	-	(1.014.859)	1.117.683	(102.824)	-
Distributions to noncontrolling interest	-	-	-	-	(216.758)	-	(216.758)
Contributions from noncontrolling interest	-	-	-	-	66.467	-	66.467
Net cash provided by (used in) financing activities	(4.544)	(804.299)	(613.593)	(102.519)	(235.625)	952.540	(808.040)
Effect of exchange rate changes on cash and cash equivalents	-	(10.965)	170	-	(15.693)	-	(26.488)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(65)	3.989	-	(14.251)	5.065	(5.263)
Cash and cash equivalents at beginning of period	1	78	501	-	686.457	1.003	688.040
Cash and cash equivalents at end of period	$-	$13	$4.490	$-	$672.206	$6.068	$682.777